Cost Analysis - Summary of Depreciation, Amortisation and Impairment Analysis (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of sales and operating cost analysis [line items]
Impairment of property, plant and equipment	[1]	$ 254	$ 9
Continuing operations [member]
Cost of sales and operating cost analysis [line items]
Depreciation and depletion		1,624	1,613	$ 1,217
Amortisation of intangible assets		70	64	70
Impairment of property, plant and equipment	[2]	263	8	43
Impairment of intangible assets	[2]	410		23
Total		2,367	1,685	1,353
Cost of sales [member]
Cost of sales and operating cost analysis [line items]
Depreciation and depletion		1,367	1,364	1,066
Amortisation of intangible assets		0
Impairment of property, plant and equipment	[2]	254	6	43
Impairment of intangible assets		0
Total		1,621	1,370	1,109
Cost of sales [member] | Continuing operations [member]
Cost of sales and operating cost analysis [line items]
Total	[3]	1,621	1,370	1,109
Operating costs [member]
Cost of sales and operating cost analysis [line items]
Depreciation and depletion		257	249	151
Amortisation of intangible assets		70	64	70
Impairment of property, plant and equipment	[2]	9	2
Impairment of intangible assets	[2]	410		23
Total		$ 746	$ 315	$ 244

[1]	The combined impairment charge in notes 15 and 22 of $263 million (2019: $9 million; 2018: $43 million) principally relates to the write-down of specific assets relating to our UK business within our Europe Materials segment following a strategic review of its operational footprint, together with impairments booked in respect of two CGUs in the same segment. An extended period of lower than anticipated demand and reduced price growth resulting from the combined economic impacts of Brexit and COVID-19 were the primary drivers of the impairment charge. The recoverable amount of these assets is their value-in-use of $185 million and is calculated using real pre-tax discount rates ranging from 7.3% to 7.7%%.%. The charge in 2019 and 2018 includes $1 million and $nil million respectively, relating to discontinued operations.
[2]	Total impairment charges for year ended 31 December 2020, including a charge of $154 million related to equity accounted investments as detailed in note 11, amounted to $827 million (2019: $8 million; 2018: $66 million).
[3]	Depreciation, amortisation and impairment analysis